Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2020 Share Options [member]	6 Months Ended
Jun. 30, 2022 GBP (£) Plan shares £ / shares
Grant Date January 13, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share at grant date	£ 0.56
Grant Date February 10, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share at grant date	£ 0.56
Grant Date March 9, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	89.32%
Dividend yield	0.00%
Risk-free investment rate	1.36%
Fair value of option at grant date | £	£ 370
Exercise price at date of grant	£ 0.56
Lapse date	Mar. 09, 2032
Expected option life (years) | Plan	4.5
Number of options granted | shares	1,020,925
Grant Date March 9, 2022 [member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2023
Grant Date March 9, 2022 [member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2024
Grant Date March 9, 2022 [member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2025
Grant Date March 9, 2022 [member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2026
Grant Date March 9, 2022 One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	95.70%
Dividend yield	0.00%
Risk-free investment rate	1.37%
Fair value of option at grant date | £	£ 530
Exercise price at date of grant	£ 0.04
Lapse date	Mar. 09, 2032
Expected option life (years) | Plan	3.5
Number of options granted | shares	95,000
Grant Date March 9, 2022 One [member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2023
Grant Date March 9, 2022 One [member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2024
Grant Date March 9, 2022 One [member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2025
Grant Date March 9, 2022 One [member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 09, 2026